Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
8.	Leases

The Group has operating leases mainly for offices and warehouses. For the years ended December 31, 2021, 2022 and 2023, operating lease costs were RMB385,377, RMB557,477 and RMB1,200,344 (US$169,065), respectively; and short-term lease costs were RMB141,507, RMB174,402 and RMB178,288 (US$25,111), respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the years ended December 31, 2021, 2022 and 2023.

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized in the consolidated balance sheets was as below:

	As of December 31, 2023
	RMB	US$

2024	1,763,815	248,428
2025	1,380,948	194,502
2026	758,834	106,880
2027	418,912	59,003
2028 and after	206,396	29,070
Total undiscounted cash flows	4,528,905	637,883
Less: imputed interest	(243,097)	(34,240)
Present value of lease liabilities	4,285,808	603,643

As of December 31, 2023, the Company did not have any significant operating leases that had not yet commenced.

As of December 31, 2021, 2022 and 2023, the weighted average remaining lease term was 2.74 years, 2.87 years and 3.07 years, respectively, and the weighted average discount rate was 4.38%, 4.05% and 3.44% for the Company’s operating leases, respectively.

Other supplemental information related to leases is summarized below:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Cash payments for operating leases	388,144	534,784	1,075,598	151,495
ROU assets obtained in exchange for new operating lease liabilities	704,142	1,068,063	3,918,460	551,904